CASH AND CASH EQUIVALENTS (Schedule of Cash and Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash for immediate withdrawal in USD	$ 32,757	$ 24,823
Cash for immediate withdrawal in New Israeli Shekels ("NIS")	13,044	9,459
Cash for immediate withdrawal in Euro and other currencies	428	466
Cash and cash equivalents	$ 46,229	$ 34,748	$ 5,810	$ 3,435